Interest in other entities	6 Months Ended
Dec. 31, 2024
Interest in Entities [Abstract]
Interest in other entities	Interest in other entities
a)Subsidiaries

			Ownership interest
Name	Type		December 31, 2024	June 30, 2024
Nabors Transition Energy Corp	Subsidiary	United States	100%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	100%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	100%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	100%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	100%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	100%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	100%
El Paso ProjectCo LLC	Subsidiary	United States	100%	100%
Vast has fourteen wholly owned subsidiaries, incorporated in Australia and the United States as at December 31, 2024 and June 30, 2024. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by Vast and the proportion of ownership interests held equals the voting rights held by Vast.
NWQHPP Pty Ltd, Vast Solar 1 Pty Ltd, Solar Methanol 1 Pty Ltd and Vast Solar Consulting Pty Ltd are non-operational, with no activities performed during the half-years ended December 31, 2024 and June 30, 2024.

b)Joint venture
During the year ended June 30, 2022, Vast Solar Aurora Pty Ltd (“VSA”), a wholly owned subsidiary of the Company, entered into an arrangement to co-develop the Aurora Energy Project commissioned by SiliconAurora. Vast acquired 50% of the shares in SiliconAurora on June 15, 2022 from 14D for consideration of $0.07 million as an initial payment and $1.58 million as deferred consideration. The deferred consideration of $0.62 million was paid in July 2022 from the short term loan obtained from Vast’s shareholder and the remainder of $0.96 million is expected to be paid by July 31, 2025, subject to the joint venture receiving a written offer/ notice to connect from the relevant network service provider. The Company intends to undertake fundraising activities. The funds raised from those activities are intended to be used to settle the acquisition of SiliconAurora by repaying the remaining component of deferred consideration and fund Vast's on-going operational expenditure.
SiliconAurora Pty Ltd will be “the legal and beneficial owner” of all the existing assets comprising the project. From a measurement perspective, Vast applies the equity method and accounts for its share as follows.

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703

Relating to:
- Call option issued to shareholder	96
- 50% interest in SiliconAurora Pty Ltd	1,607

Carrying value of interest in joint venture at June 30, 2024	1,065
The Company recognises a $0.3 million loss for the year ended December 31, 2024, representing 50% of the loss from the joint venture. Vast carries $0.7 million of interest in joint venture at December 31, 2024.
Further, Vast has recognised an interest-free shareholder loan of $0.33 million for its share of project expenses incurred and on-charged to SiliconAurora. The loan has a three-year term with the entire amount repayable on maturity.
Commitments and contingent liabilities in respect of joint ventures:

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	672	456
As part of the transaction, 14D issued call options to AgCentral, allowing AgCentral to purchase ordinary shares in 14D subject to achieving specific/ general approval obtained in their annual general meeting. Vast has estimated the fair value of the call options to be $0.1 million at the transaction date and has recognised it as part of the acquisition of the investment in SiliconAurora.